Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	SAFE & GREEN HOLDINGS CORP.
Document Type	S-1
Amendment Flag	false
Entity Central Index Key	0001023994
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE